Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	428	821	568
Gains/(losses) recognized in income on hedged items	(426)	(865)	(605)
Net gains/(losses) on the ineffective portion	2	(44)	(37)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	437	834	548
Gains/(losses) recognized in income on hedged items	(435)	(878)	(585)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(9)	(13)	20
Gains/(losses) recognized in income on hedged items	9	13	(20)
Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	1	0	0
Gains/(losses) recognized in AOCI on derivatives	20	38	(6)
Gains/(losses) reclassified from AOCI into income	0	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	3
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	7	8	0
Gains/(losses) reclassified from AOCI into income	3	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	13	30	(6)
Gains/(losses) reclassified from AOCI into income	(3)	0	31
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	504	(81)	280
Gains/(losses) reclassified from AOCI into income	2	75	4
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	504	(81)	280
Gains/(losses) reclassified from AOCI into income	2	75	4
Bank | Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	369	836	654
Gains/(losses) recognized in income on hedged items	(366)	(881)	(692)
Net gains/(losses) on the ineffective portion	3	(45)	(38)
Bank | Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	378	849	634
Gains/(losses) recognized in income on hedged items	(375)	(894)	(672)
Bank | Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(9)	(13)	20
Gains/(losses) recognized in income on hedged items	9	13	(20)
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Net gains/(losses) on the ineffective portion	1	0	0
Gains/(losses) recognized in AOCI on derivatives	7	8	(5)
Gains/(losses) reclassified from AOCI into income	3	0	31
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	6
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	7	8	0
Gains/(losses) reclassified from AOCI into income	3	0	0
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	0	0	(5)
Gains/(losses) reclassified from AOCI into income	0	0	31
Bank | Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	504	(81)	280
Gains/(losses) reclassified from AOCI into income	2	75	4
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	504	(81)	280
Gains/(losses) reclassified from AOCI into income	2	75	4